iShares®

iShares Trust

Supplement dated October 18, 2024

to the currently effective Statement of Additional Information (the “SAI”) for the iShares® iBonds® Oct 2024 Term TIPS ETF* (IBIA) (the “Fund”)

*The iShares iBonds Oct 2024 Term TIPS ETF may also conduct business as the iBonds Oct 2024 Term TIPS ETF.

The Fund has liquidated effective October 18, 2024. All references to the Fund in the SAI are hereby removed.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors or its affiliates.

IS-A-IBIA-1024

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